LEASE (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of leases [Abstract]
Schedule of Right-of-Use Assets
Movements in right-of-use assets and lease liabilities as of December 31, 2025 and 2024 were as follows:

	Office spaces	Office equipments	Computers	Total
Right-of-use assets
January 1, 2025	103,535	11,096	8,253	122,884
Additions	20,592	192	673	21,457
Additions from business combinations	110	—	—	110
Disposals	(12,604)	—	—	(12,604)
Depreciation (note 6)	(26,640)	(3,449)	(2,775)	(32,864)
Foreign currency translation	1,559	—	—	1,559
December 31, 2025	86,552	7,839	6,151	100,542

	Office spaces	Office equipments	Computers	Total
Right-of-use assets
January 1, 2024	91,412	16,184	11,804	119,400
Additions	39,245	—	2,681	41,926
Additions from business combinations	4,301	—	—	4,301
Disposals	(3,959)	—	—	(3,959)
Depreciation (note 6)	(26,517)	(5,088)	(6,232)	(37,837)
Foreign currency translation	(947)	—	—	(947)
December 31, 2024	103,535	11,096	8,253	122,884

Schedule of Lease Liabilities

Lease liabilities	As of December 31,
	2025	2024
Balance at beginning of year	117,623	118,736
Additions (1)	21,457	41,926
Additions from business combinations	115	4,491
Foreign exchange difference (1)	3,497	(4,997)
Foreign currency translation (2)	1,669	(913)
Interest expense (1)	6,823	6,947
Payments (2)	(35,412)	(43,566)
Disposals	(8,833)	(5,001)
Balance at end of year	106,939	117,623
(1) Non-cash transactions.
(2) Cash transactions.

Schedule of Outstanding Balance of Lease Liabilities
The outstanding balance of the lease liabilities as of December 31, 2025 and 2024 is as follows:

	As of December 31,
	2025	2024
Lease liabilities
Current	28,511	29,736
Non-current	78,428	87,887
TOTAL	106,939	117,623